PRIVATE LOANS (Tables)	6 Months Ended
Jun. 30, 2026
Receivables [Abstract]
Schedule of Credit Ratings For Private Loans	The amortized cost of mortgage loans by year of origination and aging category is shown below:

AS OF JUN. 30, 2026 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2026	2025	2024	2023	2022	Prior	Total
Commercial mortgage loans:
Current	$595	$1,371	$1,009	$930	$2,715	$4,481	$11,101
30-59 days past due	—	—	—	45	—	95	140
60-89 days past due	—	—	—	—	—	44	44
Non-accrual	—	8	—	—	39	154	201
Residential mortgage loans:
Current	307	501	268	296	690	322	2,384
30-59 days past due	3	9	8	20	42	18	100
60-89 days past due	—	2	2	2	11	1	18
Non-accrual	—	2	9	65	68	21	165
Total mortgage loans on real estate	$905	$1,893	$1,296	$1,358	$3,565	$5,136	$14,153
Allowance for credit losses							(132)
Total, net of allowance							$14,021

AS OF DEC. 31, 2025 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2025	2024	2023	2022	2021	Prior	Total
Commercial mortgage loans:
Current	$1,112	$358	$309	$2,119	$978	$3,666	$8,542
30-59 days past due	—	83	—	94	—	—	177
60-89 days past due	—	—	29	10	—	2	41
Non-accrual	—	—	—	11	59	97	167
Residential mortgage loans:
Current	376	302	390	766	182	114	2,130
30-59 days past due	3	9	18	34	11	5	80
60-89 days past due	1	2	11	22	2	2	40
Non-accrual	1	4	76	66	10	10	167
Total mortgage loans on real estate	$1,493	$758	$833	$3,122	$1,242	$3,896	$11,344
Allowance for credit losses							(113)
Total, net of allowance							$11,231
The following table summarizes the credit ratings of our private loans:

AS OF US$ MILLIONS	June 30, 2026	December 31, 2025
A or higher	$2,108	$2,148
BBB	1,728	1,342
BB and below	2,884	2,918
Unrated(1)	2,687	2,007
Total	$9,407	$8,415
__________________________
(1)Due to the nature of private loans, external agency credit ratings may not be readily available. Where appropriate, the Company obtains non-published credit ratings from one or more third-party rating agencies, which are determined based on an independent evaluation of the transaction. For other loans without published or private credit ratings, the Company assigns internal risk ratings, based on its investment selection and monitoring process and policies. These internal risk ratings are categorized as “Unrated” above.

Schedule of Allowance for Credit Losses	The rollforward of the allowance for credit losses for mortgage loans for the three and six months ended June 30, 2026 and 2025 is shown below:

	2026		2025
FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Commercial mortgage loans	Residential mortgage loans	Commercial mortgage loans	Residential mortgage loans
Balance as of January 1	$(99)	$(14)	$(149)	$(9)
Provision	(6)	(6)	(12)	(1)
Write-offs charged against the allowance	16	1	3	—
Balance as of March 31	$(89)	$(19)	$(158)	$(10)
Recovery (provision)	(26)	(2)	18	(3)
Write-offs charged against the allowance	3	1	—	—
Balance as of June 30	$(112)	$(20)	$(140)	$(13)
The rollforward of the allowance for credit losses for private loans is shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	2026	2025
Balance as of January 1	$(181)	$(97)
Recovery (provision)	11	(8)
Balance as of March 31	$(170)	$(105)
Recovery (provision)	18	(10)
Write-offs charged against the allowance	22	—
Balance as of June 30	$(130)	$(115)